SCHEDULE OF INFORMATION ABOUT INCOME TAX EXPENSES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Current Tax:
PRC Income Tax Expense	$ 1
US Income Tax Expense	1
Deferred tax expense
Tax per financial statements	$ 2